INCOME TAXES (Net Deferred Tax Liability) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax asset
Net operating loss carryforwards - tax effect	$ 350	$ 636,350
Valuation allowance	(350)	(636,350)
Deferred tax asset, net of allowance